UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES®
Issued by The Guardian Insurance & Annuity Company, Inc.
Separate Account R
The prospectus for the The Guardian Investor Variable Annuity – B Series®, an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at: https://Guardianlife.onlineprospectus.net/Guardianlife/b-series/?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-800-830-4147.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

i

SPECIAL TERMS USED IN THIS PROSPECTUS
Accumulation Period: The period between the issue date of the contract and the Annuity Commencement Date.
Accumulation Unit: A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin. Each variable investment option will have its own Accumulation Units.
Accumulation Value: The sum of the values attributable to the Variable Investment Options and the fixed-rate option that are credited to a contract.
Adjusted Guaranteed Withdrawal Balance: This balance for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance as of the end of the day immediately preceding the day the rider fee is determined plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee.
Annuitant: The person on whose life the Annuity Payments payable under the contract are based.
Annuity Commencement Date: The date on which Annuity Payments under the contract begin.
Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the Contract Owner at monthly or other periodic intervals after the Annuity Commencement Date.
Annuity Unit: A measure used to determine the amount of any variable annuity payment.
Basic Contract: The contract, excluding any optional benefit riders or endorsements.
Beneficiary: The person(s) designated to receive any benefits under a contract upon the death of an owner.
Chargeable Premium: Each Net Premium that is subject to a Contingent Deferred Sales Charge (surrender charge), less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.
Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.
Contingent Annuitant: The person you name at issue to become the Annuitant if the Annuitant dies before the Annuity Commencement Date. The owner’s right to name a Contingent Annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A Contingent Annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.
Contingent Beneficiary: The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary Beneficiaries predecease such owner.
Customer Service Office: Contact Center For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-800-830-4147.
Due Proof of Death in Good Order: A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.
Funds: The open-end management investment companies, each corresponding to a Variable Investment Option.
Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a Valuation Date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s Accumulation Unit values.

Monthly Contract Anniversary: The same date of each calendar month as the issue date of the Basic Contract, or the last day of a calendar month, if earlier.
Mailing Address:
For private express mail with tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
6716 Grade Ln., Building 9, Suite 910
Louisville, KY 40213.
For standard mail delivery without tracking number:
Talcott Resolution - Annuity Service Operations
Administrator for your Guardian Annuity Contract
c/o Cognizant, sub-administrator
P.O. Box 14293
Louisville, KY 40512-4293.
Net Premium: A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.
Owner (Contract Owner): You (or your); the person(s) or entity designated as the owner in the contract.
Valuation Date: A date on which Accumulation Unit values are determined. Accumulation Unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.
Valuation Period: The time period from the determination of one Accumulation Unit and Annuity Unit value to the next.
Variable Investment Options: The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.
UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since April 25, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
There have been no material changes since April 25, 2025.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium withdrawn, declining to 0% over that time period. Surrender charges will reduce the value of your contract if you withdraw money during that time.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are There Transaction Charges?	Yes. In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment.	Financial Information – Contract Costs and Expenses Expense tables – Transaction expenses

Are there Ongoing Fees and Expenses (annual charges)?
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.
				Financial Information – Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract (Varies by Contract Class)[1]	1.30%	1.30%
	Investment Fund options (portfolio company fees and expenses)[2]	0.50%	1.49%
	Optional benefits available for an additional benefits charge (for a single optional benefit if elected)[3]	0.25%	2.15%
1 As a percentage of value in the Separate Account.
2 As a percentage of Fund net assets.
[3] The fee shown is calculated as a percentage of the value in the Separate
Account; the maximum fee shown is calculated as a percentage of the
“GWB adjustment, “ which is a value used to calculate your benefit.
Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost $2,209	Highest Annual Cost $8,006
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of contract class, and fund
fees and expenses
●No optional benefits
●No sales charges
●No additional purchase
payments, transfers, or
withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
contract class, optional benefits and
fund fees and expenses
●No sales charges
●No additional purchase payments,
transfers, or withdrawals

Risks		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract including loss of principal.	Principal Risks
Is this a Short-Term Investment?
No.
This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the contract may result in surrender charges, taxes and tax penalties. Surrender charges may apply for the first 7 years following your last premium payment. Surrender charges will reduce the value of your contract if you withdraw money during that time.
The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
●An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.
●Each investment option, including the fixed-rate option, has its own unique risks.
●You should review the prospectuses for the available funds before making an investment decision.
Principal Risks Appendix A: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us, as the
Insurance Company. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-800-830-4147.
Principal Risks

Restrictions		Location in Prospectus
Are There Restrictions on the	Yes. ●We reserve the right to impose a charge for transfers among investment options in excess of 12 per contract year.	The Accumulation Period

Restrictions	Location in Prospectus
Investment Options?
●We reserve the right to limit the frequency of transfers to not more than once every 30 days.
●We may limit transfers based on frequent trading activity.
●We reserve the right to remove or substitute the Variable Investment
Options that are available as investment options under the contract.
●We reserve the right to discontinue the fixed-rate option at any time.
●The fixed-rate option may not be available in your state.
●There are limitations on the number and amount of transfers into and out of the fixed-rate option.
●We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional premium payments and/or transfers.
●You may choose to invest in a maximum of 25 of the 39 Variable
Investment Options or 24 of the Variable Investment Options and the
fixed-rate option, if available, at any time.
●During the annuity period, if you have a variable annuity payout option your transfers among the Variable Investment Options are limited to once each month.
●The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold.
- Transfers - Variable investment options - Fixed-rate option Other Information - Distribution of Contract
Are There any Restrictions on Contract Benefits?
Yes.
●Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
●Certain optional benefits generally limit subsequent purchase payments.
●Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●Optional benefits are no longer available for new sales.
●The availability of investment options, contract benefits, or other contract features described in this prospectus may vary depending on the broker-dealer through which the contract is sold.

Other Contract
Features
- Benefits
Under the
Contract
- Distributions
on death
- Enhanced
death benefit
riders
- Earnings
benefit rider
- Guaranteed
Lifetime
Withdrawal
Benefit
(GLWB)
Rider
Other
Information -
Distribution
of Contract

Taxes	Location in Prospectus
What Are the Contract's Tax Implications?
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.
●You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Financial Information – Federal tax matters

Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Your rights and responsibilities – Distribution of the contract
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Buying a contract – Tax Free “Section 1035” Exchanges

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Investment Options
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://Guardianlife.onlineprospectus.net/Guardianlife/b-series/?ctype=product_prospectus. You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-800-830-4147.
The availability of investment options may vary depending on the broker-dealer through which the contract is sold. See Distribution of the Contract - Broker-Dealer Contract Variations.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	0.99%	19.42%	5.51%	7.33%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	29.12%	18.15%	12.94%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2)[1] Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio (Service Class 2) Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	20.05%	6.35%	7.66%
Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities.	Franklin Income VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.91%	12.92%	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.52%	6.61%	N/A	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.82%	7.07%	-0.12%	N/A
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.95%	18.06%	14.36%	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	14.76%	N/A	N/A
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.09%	26.93%	11.72%	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.97%	10.13%	10.63%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	14.65%	12.63%	N/A
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.14%	27.11%	5.79%	N/A
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.15%	17.97%	2.78%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	16.99%	12.01%	N/A
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	0.97%	17.15%	13.66%	N/A
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.98%	15.32%	12.14%	N/A
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.09%	5.61%	9.55%	N/A
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	0.96%	8.46%	-0.66%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.96%	10.34%	N/A	N/A
The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.45%	5.35%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Value Diversified VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc.	1.05%	6.66%	4.56%	N/A
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	1.02%	1.56%	N/A	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.92%	11.76%	N/A	N/A
The Fund seeks total return with an emphasis on high current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC Massachusetts Financial Services Company	0.81%	6.87%	-0.82%	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government/Credit VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.74%	6.72%	0.21%	N/A
The Fund’s investment objective is total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund (Series II) Invesco Advisers, Inc. Invesco Asset Management Limited	1.27%	15.02%	7.01%	10.72%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	25.15%	13.71%	21.48%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio (Advisor Class) PIMCO	0.76%	5.42%	1.47%	1.69%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in debt securities of any maturity.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
Seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in equity securities of companies located anywhere in the world, including developing markets.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%
1
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
Fixed Investment Options
The following is a list of fixed options currently available under the contract. We may change the features of the fed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See The accumulation period, fixed-rate option in the prospectus for more information.
Name	Term	Minimum Guaranteed Interest Rate
Fixed rate option	1 year	1%
The fixed-rate option is not available while the Earnings Benefit Rider is in effect.

B-1
APPENDIX B: FUNDS AVAILABLE UNDER THE GLWB RIDER
For contracts issued in conjunction with application dated during the periods below, the chart lists the models available to contracts with the rider. During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the allocation models listed under the applicable period for your contract.
Guardian Fund Name	Guaranteed Living Benefit Rider
	12/08/08 -12/6/10			12/07/10-4/30/10			5/1/11-4/29/12				4/30/12-6/4/12
	Growth 80/20	Moderate 60/40	Conservative 40/60	Growth 80/20	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60
Guardian Core Fixed Income VIP Fund	5%	9%	13%	5%	9%	13%	5%		9%	13%	5%		9%	13%
Guardian Core Plus Fixed Income VIP Fund											2%		4%	7%
Guardian Diversified Research VIP Fund								20%				20%
Guardian Equity Income VIP Fund	16%	11%	8%	10%	8%	6%	10%		8%	6%	10%		8%	6%
Guardian Global Utilities VIP Fund	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Growth & Income VIP Fund								22%				22%
Guardian Integrated Research VIP Fund	5%	4%	4%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian International Equity VIP Fund	8%	5%	5%	8%	5%	5%	9%		5%	5%	9%		5%	5%
Guardian International Growth VIP Fund	3%	2%		3%	2%		2%	9%	2%		2%	9%	2%
Guardian Large Cap Disciplined Growth VIP Fund	7%	5%	3%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian Large Cap Fundamental Growth VIP Fund	5%	4%	3%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Mid Cap Relative Value VIP Fund								12%				12%
Guardian Multi-Sector Bond VIP Fund	5%	10%	15%	5%	10%	15%	5%		10%	15%	3%		6%	8%
Guardian Select Mid Cap Core VIP Fund	6%	4%	3%	6%	4%	3%	6%		4%	3%	6%		4%	3%
Guardian Short Duration Bond VIP Fund	3%	6%	9%	3%	6%	9%	3%		6%	9%	3%		6%	9%
Guardian Small Cap Value Diversified VIP Fund	5%	4%	2%	5%	4%	2%	5%	7%	4%	2%	5%	7%	4%	2%
Guardian Small-Mid Cap Core VIP Fund	10%	9%	6%	10%	9%	6%	10%		9%	6%	10%		9%	6%
Guardian Strategic Large Cap Core VIP Fund	11%	8%	6%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Total Return Bond VIP Fund	4%	8%	13%	4%	8%	13%	4%	30%	8%	13%	4%	30%	8%	13%
Guardian U.S. Government/Credit VIP Fund	3%	7%	10%	3%	7%	10%	3%		7%	10%	3%		7%	10%
Janus Henderson Global Technology and Innovation Portfolio (Service Shares)	2%	2%		2%	2%		2%		2%		2%		2%
*
You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

The Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026 contain additional important information about the Contract and are incorporated herein by reference. The Prospectus and SAI are available, without charge, upon request. For a free copy of the Prospectus or SAI, call us at 1-800-830-4147 or visit our website at www.GuardianLife.com.
Contract ID: C000072168